Other Real Estate Owned (OREO) [Text Block]	9 Months Ended
Sep. 30, 2016
Other Real Estate Owned (OREO) [Text Block]

NOTE 8—OTHER REAL ESTATE OWNED (“OREO”)

OREO comprises foreclosed assets acquired in settlement of loans and is carried at fair value less estimated cost to sell and is included in other assets on the Consolidated Balance Sheet. At September 30, 2016 and December 31, 2015, there was $1.2 million and $1.4 million of OREO, respectively. As of September 30, 2016, there were no formal foreclosures proceedings.